ORGANIZATION (Details) $ in Thousands, $ in Millions	9 Months Ended
	Dec. 31, 2021 CAD ($)	Mar. 31, 2021 CAD ($)	Mar. 09, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Description of nature and extent of rate-regulated activity	ancillary service charges above USD $9,000/MWh
Subject to compromise
Trade and other current payables	$ 993,621	$ 921,595
Current portion of long-term debt	623,385	654,180
Liabilities	1,669,214	$ 1,686,628
DIP Facility
Disclosure of detailed information about borrowings [line items]
Face value			$ 125.0
Interest rate			13.00%
Subject to compromise
Trade and other current payables	585,674
Current portion of long-term debt	464,023
Liabilities	$ 1,049,697